Average Annual Total Returns - Versatile Bond Portfolio	Jun. 01, 2021
FTSEBIGCreditA13YearCorporateBondIndex [Member]
Average Annual Return:
1 Year	3.98%	[1]
5 Years	2.76%	[1]
10 Years	2.30%	[1]
Since Inception	4.60%	[1],[2]
Inception Date	Sep. 27, 1991	[1]
FTSEBIGCreditAAAAA13YearCorporateBondIndex [Member]
Average Annual Return:
1 Year	3.44%	[1]
5 Years	2.34%	[1]
10 Years	1.77%	[1]
Since Inception	4.29%	[1],[2]
Inception Date	Sep. 27, 1991	[1]
Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	9.81%	[3]
5 Years	5.06%	[3]
10 Years	2.80%	[3]
Since Inception	5.43%	[2],[3]
Inception Date	Sep. 27, 1991	[3]
Class I
Average Annual Return:
1 Year	9.87%
5 Years	7.14%
10 Years	4.10%
Since Inception	3.80%	[2]
Inception Date	Sep. 27, 1991
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	8.17%
5 Years	5.90%
10 Years	2.84%
Since Inception	2.68%	[2]
Inception Date	Sep. 27, 1991
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.17%
5 Years	5.06%
10 Years	2.64%
Since Inception	2.55%	[2]
Inception Date	Sep. 27, 1991
Class A
Average Annual Return:
1 Year	5.21%
5 Years
10 Years
Since Inception	4.99%	[2]
Inception Date	May 31, 2016
Class C
Average Annual Return:
1 Year	7.78%
5 Years
10 Years
Since Inception	5.14%	[2]
Inception Date	May 31, 2016

[1]	Performance for periods prior to May 30, 2012 reflects the Portfolio’s results under its prior investment strategies. Such performance should not be considered predictive or representative of results the Portfolio may experience under its current investment strategies. The FTSE BIG Credit AAA/AA 1‑3 Year Corporate Bond Index and the FTSE BIG Credit A 1‑3 Year Corporate Bond Index have characteristics relevant to the Portfolio’s investment strategies in effect prior to May 30, 2012.
[2]	Inception date for Class I shares was September 27,1991. Inception date for Class A and Class C shares was May 31, 2016. Date used to calculate performance since inception for the indices is the inception date of the Class I shares.
[3]	The Portfolio changed its investment strategies on May 30, 2012. The Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index has characteristics relevant to the Portfolio’s current investment strategies as described in this Prospectus.